Fair Value of Financial Instruments, Part 3 (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Financial assets [Abstract]
Cash and cash equivalents	$ 671,448	$ 583,044	$ 544,016	$ 532,943
Securities available for sale	676,759	863,754
Held to maturity securities	75,342	90,305
Net loans	3,171,005	2,910,940
Accrued interest receivable	10,800	11,198
Financial liabilities [Abstract]
Demand deposits	331,425	318,456
Interest bearing deposits	3,700,828	3,609,592
Short-term borrowings	189,116	204,162
Accrued interest payable	548	468
Fair Value Measurements Using Level 1 [Member]
Financial assets [Abstract]
Cash and cash equivalents	671,448	583,044
Securities available for sale	35	10
Held to maturity securities	0	0
Net loans	0	0
Accrued interest receivable	30	0
Financial liabilities [Abstract]
Demand deposits	331,425	318,456
Interest bearing deposits	2,537,583	2,477,567
Short-term borrowings	0	0
Accrued interest payable	100	101
Fair Value Measurements Using Level 2 [Member]
Financial assets [Abstract]
Cash and cash equivalents	0	0
Securities available for sale	676,724	863,744
Held to maturity securities	75,342	90,305
Net loans	0	0
Accrued interest receivable	2,694	3,452
Financial liabilities [Abstract]
Demand deposits	0	0
Interest bearing deposits	1,163,245	1,132,025
Short-term borrowings	189,116	204,162
Accrued interest payable	448	367
Fair Value Measurements Using Level 3 [Member]
Financial assets [Abstract]
Cash and cash equivalents	0	0
Securities available for sale	0	0
Held to maturity securities	0	0
Net loans	3,171,005	2,910,940
Accrued interest receivable	8,076	7,746
Financial liabilities [Abstract]
Demand deposits	0	0
Interest bearing deposits	0	0
Short-term borrowings	0	0
Accrued interest payable	0	0
Carrying Value [Member]
Financial assets [Abstract]
Cash and cash equivalents	671,448	583,044
Securities available for sale	676,759	863,754
Held to maturity securities	70,946	86,215
Federal Reserve Bank and Federal Home Loan Bank stock	9,228	10,500
Net loans	3,112,005	2,861,095
Accrued interest receivable	10,800	11,198
Financial liabilities [Abstract]
Demand deposits	331,425	318,456
Interest bearing deposits	3,700,816	3,608,615
Short-term borrowings	189,116	204,162
Accrued interest payable	$ 548	$ 468